CURRENCY GAINS / (LOSSES)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
CURRENCY GAINS / (LOSSES)
NOTE 9 - CURRENCY GAINS / (LOSSES)

		Year ended December 31,
(in millions of Euros)	Notes	2022	2021	2020
Included in Revenue	22	(8)	(4)	(6)
Included in Cost of sales		2	1	(2)
Included in Other gains and losses - net		5	16	(19)
Total		(1)	13	(27)

Realized exchange losses on foreign currency derivatives - net	22	(8)	(1)	(11)
Losses reclassified from OCI as a result of hedge accounting discontinuation	22	—	—	(6)
Unrealized gains / (losses) on foreign currency derivatives - net	22	6	13	(8)
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net		1	1	(2)
Total		(1)	13	(27)
See NOTE 21 - Financial Instruments and NOTE 22 - Financial Risk Management for further information regarding the Company’s foreign currency derivatives and hedging activities.
Foreign currency translation reserve

	At December 31,
(in millions of Euros)	2022	2021
Foreign currency translation reserve at January 1,	19	(13)
Effect of currency translation differences	22	32
Foreign currency translation reserve at December 31,	41	19